T. ROWE PRICE GROWTH & INCOME FUND
March 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 96.2%
COMMUNICATION SERVICES 8.7%
Diversified Telecommunication Services 2.0%
AT&T	1,193,020	37,413
		37,413
Entertainment 1.4%
Walt Disney	249,120	27,660
		27,660
Interactive Media & Services 5.3%
Alphabet, Class C (1)	59,882	70,260
Facebook, Class A (1)	187,920	31,324
		101,584
Total Communication Services		166,657
CONSUMER DISCRETIONARY 9.3%
Hotels, Restaurants & Leisure 4.1%
McDonald's	155,770	29,581
MGM Resorts International	743,930	19,089
Yum! Brands	306,253	30,567
		79,237
Internet & Direct Marketing Retail 4.2%
Amazon.com (1)	34,040	60,617
Booking Holdings (1)	10,790	18,827
		79,444
Multiline Retail 1.0%
Dollar General	155,320	18,530
		18,530
Total Consumer Discretionary		177,211

T. ROWE PRICE GROWTH & INCOME FUND

	Shares	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 6.1%
Beverages 1.9%
PepsiCo	296,520	36,338
		36,338
Food Products 2.7%
Conagra Brands	771,245	21,395
Mondelez International, Class A	584,880	29,197
		50,592
Tobacco 1.5%
Philip Morris International	326,350	28,846
		28,846
Total Consumer Staples		115,776
ENERGY 3.2%
Oil, Gas & Consumable Fuels 3.2%
Concho Resources	157,070	17,429
EOG Resources	139,580	13,285
Occidental Petroleum	252,070	16,687
Pioneer Natural Resources	91,000	13,857
Total Energy		61,258
FINANCIALS 13.1%
Banks 6.0%
JPMorgan Chase	376,560	38,119
KeyCorp	1,472,680	23,195
PNC Financial Services Group	214,540	26,315
US Bancorp	561,050	27,037
		114,666
Capital Markets 1.3%
Intercontinental Exchange	317,661	24,187
		24,187
Insurance 5.8%
American International Group	520,500	22,413
Chubb	189,830	26,592

T. ROWE PRICE GROWTH & INCOME FUND

	Shares	$ Value
(Cost and value in $000s)
Marsh & McLennan	305,370	28,674
Willis Towers Watson	193,420	33,974
		111,653
Total Financials		250,506
HEALTH CARE 16.9%
Health Care Equipment & Supplies 7.8%
Becton Dickinson & Company	141,593	35,360
Danaher	351,180	46,363
Medtronic	450,992	41,076
Stryker	136,630	26,987
		149,786
Health Care Providers & Services 3.2%
Cigna	133,670	21,497
UnitedHealth Group	163,190	40,350
		61,847
Life Sciences Tools & Services 1.2%
Agilent Technologies	277,220	22,283
		22,283
Pharmaceuticals 4.7%
Johnson & Johnson	312,470	43,680
Pfizer	1,066,980	45,315
		88,995
Total Health Care		322,911
INDUSTRIALS & BUSINESS SERVICES 9.6%
Aerospace & Defense 2.4%
Boeing	53,040	20,230
Northrop Grumman	93,200	25,127
		45,357
Commercial Services & Supplies 1.6%
Waste Connections	341,935	30,292
		30,292
Industrial Conglomerates 2.7%
General Electric	2,420,140	24,177

T. ROWE PRICE GROWTH & INCOME FUND

	Shares	$ Value
(Cost and value in $000s)
Honeywell International	165,275	26,266
		50,443
Machinery 1.8%
Caterpillar	165,460	22,418
WABCO Holdings (1)	89,994	11,864
		34,282
Road & Rail 1.1%
Kansas City Southern	187,390	21,734
		21,734
Total Industrials & Business Services		182,108
INFORMATION TECHNOLOGY 18.0%
Communications Equipment 1.9%
Cisco Systems	669,000	36,119
		36,119
Electronic Equipment, Instruments & Components 1.3%
Corning	771,080	25,523
		25,523
IT Services 7.0%
Accenture, Class A	156,520	27,551
Fidelity National Information Services	266,540	30,146
Fiserv (1)	342,730	30,256
Visa, Class A	283,880	44,339
		132,292
Semiconductors & Semiconductor Equipment 1.6%
Applied Materials	165,100	6,548
Texas Instruments	227,051	24,083
		30,631
Software 3.6%
Microsoft	585,280	69,028
		69,028

T. ROWE PRICE GROWTH & INCOME FUND

	Shares	$ Value
(Cost and value in $000s)
Technology Hardware, Storage & Peripherals 2.6%
Apple	255,960	48,620
		48,620
Total Information Technology		342,213
MATERIALS 3.8%
Chemicals 3.8%
Air Products & Chemicals	179,260	34,232
DowDuPont	639,269	34,079
Linde	17,833	3,137
Total Materials		71,448
REAL ESTATE 1.7%
Equity Real Estate Investment Trusts 1.7%
American Tower, REIT	167,117	32,932
Total Real Estate		32,932
UTILITIES 5.8%
Electric Utilities 2.6%
Duke Energy	193,810	17,443
NextEra Energy	167,880	32,455
		49,898
Multi-Utilities 1.4%
Sempra Energy	207,130	26,069
		26,069
Water Utilities 1.8%
American Water Works	321,650	33,535
		33,535
Total Utilities		109,502
Total Common Stocks (Cost $1,333,622)		1,832,522

T. ROWE PRICE GROWTH & INCOME FUND

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.8%
Money Market Funds 3.8%
T. Rowe Price Government Reserve Fund, 2.49% (2)(3)	72,483,893	72,484
Total Short-Term Investments (Cost $72,484)		72,484

Total Investments in Securities 100.0%
(Cost $1,406,106)		$1,905,006
Other Assets Less Liabilities 0.0%		522
Net Assets 100.0%		$1,905,528

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE GROWTH & INCOME FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$374	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
T. Rowe Price Government
Reserve Fund	$30,855	¤	¤ $	72,484	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $374 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $72,484.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH & INCOME FUND

UNAUDITED

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Growth & Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value

The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE GROWTH & INCOME FUND

Valuation Techniques

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs

On March 31, 2019, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.